Stock-based Compensation - Summary of Weighted-Average Assumptions (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Fair value per share of common stock	$ 0	$ 1.41
Expected volatility	0.00%	60.00%
Risk-free interest rate	0.00%	0.60%
Expected life (years)		6 years 3 months
Expected dividend yield	0.00%	0.00%